Investment Objectives and Goals - Innovator U.S. Small Cap Power Buffer ETF - February	Feb. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 17.63% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares Russell 2000 ETF losses, over the period from February 1, 2026 to January 31, 2027.